Note 14 - Income taxes (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Tax Credit Carryforward, Amount	$ 301,932	$ 349,861
Federal SR & ED Expenditures [Member]
Other Tax Carryforward, Gross Amount	9,822,000	7,549,000
Ontario Harmonization Credits [Member]
Tax Credit Carryforward, Amount	427,000	362,000
Unclaimed ITCs [Member]
Tax Credit Carryforward, Amount	$ 2,089,000	$ 1,352,000	$ 740,200